Stockholder's Deficit (Details Narrative) - USD ($)								1 Months Ended								2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 15, 2017	Apr. 05, 2017	Mar. 08, 2017	Jan. 02, 2017	Oct. 18, 2016	Oct. 18, 2016	Jan. 29, 2015	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 16, 2017	Jan. 22, 2017	Jun. 22, 2016	Aug. 31, 2015	Jun. 02, 2017	Jul. 17, 2016	Jun. 17, 2016	Jun. 30, 2017		Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2016
Reverse Stock Splits	3-for-1 reverse stock split				20-for-1 reverse stock split	1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.
Proceeds from issuance of common stock																$ 1,560,000			$ 1,612,467			$ 2,451,238
Issuance of common stock														666,667		400,019			576,923
Number of warrant shares of common stock												40,834				400,019
Issuance of common stock														$ 2,000,000					$ 58,500			3,016,238
Proceeds from issuance of warrant exercises												$ 159,250							$ 159,250			684,216
Value of shares issued to employees																						374,687	$ 140,370
Stock options exercises																			(9,260)
Number of units issued for service value																			$ 305,300			$ 284,278
Preferred stock, shares outstanding								0											0			300	0
Number of options granted																			145,000	[1]		142,500
Vesting period of option																			5 years
Aggregate intrinsic value of options outstanding								$ 231,500											$ 231,500			$ 60,900
Number of unvested options								197,240											197,240			125,426
Aggregate grant date fair value unvested options																			$ 663,100			$ 489,230
Aggregate intrinsic value of unvested options								$ 184,403											$ 184,403			$ 60,900
Number of vested options																			73,186			34,523
Weighted-average grant-date fair value of stock options granted																			$ 3.29			$ 2.91
Fair value of stock option granted																			$ 476,965
Stock option plan expenses																			279,322		$ 157,408
Compensation cost related to stock options not yet recognized								$ 650,722											$ 650,722			$ 234,391
Period of compensation cost related to stock options not yet recognized																			3 years 2 months 27 days			2 years 29 days
2016 Equity Incentive Plan [Member]
Number of RSU's issued																			61,388
Number of shares available for grant				289,709																				166,667
Outstanding capital stock shares percentage				8.00%
Number of options granted																			287,516
Vesting period of option																			5 years
2016 Equity Incentive Plan [Member] | May 2017 [Member]
Number of common stock shares reserved for future issuance								389,709											389,709
Stock option exercise price percentage description																			The exercise price per share of each stock option shall not be less than 100 percent of the fair market value of the Company’s common stock on the date of grant.
2015 Equity Incentive Plan [Member]
Number of shares available for grant							50,000
Stock option exercise price percentage description							The exercise price per share of each stock option shall not be less than 20 percent of the fair market value of the Company’s common stock on the date of grant.
Number of options issued																			14,584
Description of vesting percentage																			vest at the rate of at least 25 percent in the first year, starting 6-months after the grant date, and 75% in year two.
Non Plan Options [Member]
Number of options granted																						7,500
Number of unregistered option outstanding								16,667											16,667
Chief Executive Officer [Member]
Number of shares issued upon conversion		10,218
Number of RSU's issued										33,334
Independent Directors [Member]
Common stock closing share price per share										$ 5.40
Stock options exercises										4,630
Big Bottom Distilling, LLC [Member]
Issuance of common stock									28,096
Issuance of common stock									$ 134,858
Common stock closing share price per share									$ 4.80
Issuance of common stock for acquisition costs									$ 14,400
Percentage of common stock unit									90.00%
Officer [Member]
Number of common stock shares issued for service rendered																	423
Number of units issued for service value																	$ 423,000
Series A Convertible Preferred Stock [Member]
Issuance of common stock																		972	499
Issuance of common stock																		$ 972,000	$ 499,000
Number of units issued for cancellation outstanding indebt																		50
Number of units issued for cancellation outstanding indebt, value																		$ 50,000
Outstanding indebtness net of issuance costs																	69,528
Preferred stock stated value																	$ 1,000
Fixed conversion price per share																	$ 4.50
Preferred stock accrued dividend rate																		8.00%
Description of participation rights																		Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of Common Stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For ‘in-kind” dividends, holders will receive that number of shares of Common Stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.
Preferred stock, shares outstanding
Description of liquidation rights																		In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.
Warrant [Member]
Issuance of common stock														666,667					400,019			266,667
Number of warrant shares of common stock								40,834											40,834			188,261
Proceeds from issuance of warrant exercises																			$ 159,250
Fair value of warrants																			$ 782,837
Conversion Shares [Member]
Number of shares issued upon conversion										16,667	83,334
Number of preferred stock shares issued upon conversion										50	250
8% Convertible Promissory Notes [Member]
Number of shares issued upon conversion											22,436
Debt conversion on converted amount											$ 87,500
Percentage of convertible promissory notes											8.00%
MotherLode Craft Distillery, LLC [Member]
Issuance of common stock			86,667
Issuance of common stock			$ 377,000
Common stock closing share price per share			$ 4.35
Issuance of common stock for acquisition costs			$ 5,580
Accredited Investors [Member]
Number of common stock shares sold													15,001
Sale of stock price per share													$ 3.90
Proceeds from issuance of common stock													$ 58,500
Four Third-party Consultants [Member ]
Number of common stock shares issued for service rendered											19,796
Employees [Member]
Number of shares issued employees								2,716			575				750							21,167
Value of shares issued to employees								$ 15,943			$ 2,517				$ 42,750							$ 153,996
Three Third-party Consultants [Member ]
Number of common stock shares issued for service rendered										50,335

[1]	Options granted under 2016 Stock Incentive Plan